                      STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

    SUPPLEMENT DATED FEBRUARY 7, 2003 TO THE PROSPECTUS DATED MAY 1, 2002


The Sub-section "Option Change" under the section "Death Benefits and Policy Values" of your prospectus is hereby amended by adding the following:

We reserve the right to require evidence of insurability satisfactory to Us before a change in your death benefit option becomes effective.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4572
333-83057